INTEREST BEARING BANK BORROWINGS	12 Months Ended
Mar. 31, 2025
Interest Bearing Bank Borrowings
INTEREST BEARING BANK BORROWINGS

NOTE – 19 INTEREST BEARING BANK BORROWINGS

	As of March 31,
	2024	2025
	HKD	HKD
Bank loans secured and repayable
Within 12 months	642,015	7,978,822
Over 1 year	3,093,858	5,859,581
Total	3,735,873	13,838,403

During the year ended March 31, 2024, the Group entered into loan agreements with a financial institution in Hong Kong to borrow loans of HK$1,900,000 and HK$2,877,679, respectively which bears annual interest at a rate of flat rate 5.04% and flat rate 5.16% per annum, respectively, with due date in May 2026 and April 2029, respectively. During the year ended March 31, 2025, the Group entered into loan agreement with a financial institution in Hong Kong to borrow loan of HK$826,142 which bears annual interest at a flat rate 0.43% per annum with due date in February 2031, and loan facilities agreement for bank overdrafts and account payable financing (“overdrafts”) of HKD7,600,000, which bears annual interest at a rate of 1% per annum over prime rate on the outstanding amount from the drawn down until repayment in full.

As of March 31, 2024 and 2025, the bank loans of the Company were secured by personal guarantee from Ms. Seto, the director and shareholder of the Company.

Interest related to the bank loans and facilities was HK$163,628, HK$221,892 and HK$626,384 for the years ended March 31, 2023, 2024 and 2025, respectively.

Principal repayments to maturity by fiscal year are as follows:

Year ended March 31,	HKD
2026	$7,978,822
2027	992,050
Thereafter	4,867,531
Total	$13,838,403